Land use right, net (Narrative- Amortization) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Operating Lease Right of Use Asset Accumulated Amortization	¥ 171	$ 25	¥ 0
Land Use Right [Member]
Operating Lease Right of Use Asset Accumulated Amortization	¥ 171